Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Other assets	¥ 4,840		¥ 3,349
Current assets
Accounts receivable, net	20,475		22,096
Contract assets	478
Current liabilities
Accrued expenses and other payables	43,497		98,695
Contract liabilities	55,783
Current portion of deferred revenues	375		1,233
Non-current liabilities
Deferred tax liabilities	13,138		8,010
Equity
Reserves	262,137		¥ 244,935
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Other assets	(1,287)	¥ 1,210
Current assets
Accounts receivable, net	461	(596)
Contract assets	(478)	656
Current liabilities
Accrued expenses and other payables	57,681	(64,912)
Contract liabilities	(55,783)	62,175
Current portion of deferred revenues	765	(787)
Non-current liabilities
Deferred tax liabilities	(869)	1,066
Equity
Reserves	(3,098)	¥ 3,691
Amounts without application of IFRS15 [member]
Non-current assets
Other assets	3,553
Current assets
Accounts receivable, net	20,936
Current liabilities
Accrued expenses and other payables	101,178
Current portion of deferred revenues	1,140
Non-current liabilities
Deferred tax liabilities	12,269
Equity
Reserves	¥ 259,039